Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Amortization expense	$ 318,957	$ 226,142			$ 863,272	$ 563,666	$ 776,497	$ 1,020,848
Impairment loss								$ 1,215,746
Forecast [Member]
Amortization expense			$ 700,984	$ 1,023,901